The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
1
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table are U.S. Treasury Securities and a Money Market Fund.
Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 92.5%
Consumer Discretionary - 13.1%
14,550 Alibaba Group Holding, Ltd., ADR
(a)
$ 2,829,684
35,760 Aptiv PLC 1,760,822
98,520 Comcast Corp., Class A 3,387,118
62,110 General Motors Co. 1,290,646
108,720 Prosus NV, ADR
(a)
1,488,377
56,513 Restaurant Brands International, Inc. 2,262,215
13,930 Whirlpool Corp. 1,195,194
14,214,056
Consumer Staples - 8.5%
81,940 Mondelez International, Inc., Class A 4,103,555
49,750 Nestle SA, ADR 5,123,753
9,227,308
Energy - 2.5%
84,940 Royal Dutch Shell PLC, ADR, Class B 2,774,141
Financials - 12.9%
105,250 American International Group, Inc. 2,552,313
11,720 Berkshire Hathaway, Inc., Class B
(a)
2,142,768
36,970 Chubb, Ltd. 4,129,179
31,610 JPMorgan Chase & Co. 2,845,848
28,530 Prologis, Inc. REIT 2,292,956
13,963,064
Health Care - 10.9%
11,050 Becton Dickinson and Co. 2,538,958
17,055 Gilead Sciences, Inc. 1,275,032
28,285 Thermo Fisher Scientific, Inc. 8,021,626
11,835,616
Industrials - 8.7%
106,770 BrightView Holdings, Inc.
(a)
1,180,876
43,600 Danaher Corp. 6,034,676
76,820 Delta Air Lines, Inc. 2,191,675
9,407,227
Materials - 8.3%
81,370 Ball Corp. 5,261,384
63,950 Crown Holdings, Inc.
(a)
3,711,658
8,973,042
Software & Services - 21.4%
3,082 Alphabet, Inc., Class A
(a)
3,581,130
2,251 Alphabet, Inc., Class C
(a)
2,617,485
49,460 CDK Global, Inc. 1,624,761
65,925 Microsoft Corp. 10,397,032
104,780 Oracle Corp. 5,064,017
23,284,425
Technology Hardware & Equipment - 6.2%
18,050 Apple, Inc. 4,589,934
22,730 Fiserv, Inc.
(a)
2,159,123
6,749,057
Total Common Stock (Cost $64,342,183) 100,427,936
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 1.8%
U.S. Treasury Securities - 1.8%
2,000,000 U.S. Treasury
Bill
(b)
(Cost
$1,989,205) 1.54%  08/06/20 1,999,275
Shares Security Description Value
Money Market Fund - 7.3%
7,873,085 Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares,
2.15%
(c)
(Cost $7,873,085) 7,873,085
Investments, at value - 101.6% (Cost $74,204,473) $ 110,300,296
Other Assets & Liabilities, Net - (1.6)% (1,717,695)
Net Assets - 100.0% $ 108,582,601
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Zero coupon bond. Interest rate presented is yield to maturity.
(c)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 100,427,936
Level 2 - Other Significant Observable Inputs 9,872,360
Level 3 - Significant Unobservable Inputs –
Total $ 110,300,296

The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
2
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.